Borrowed Funds	12 Months Ended
Dec. 31, 2011
Borrowed Funds [Abstract]
BORROWED FUNDS

NOTE 7 – BORROWED FUNDS

There were no short-term borrowings outstanding at December 31, 2011. As a member of the FHLB of Cincinnati, the Bank has the ability to obtain borrowings based on its investment in FHLB stock and other qualified collateral. FHLB advances are collateralized by a blanket pledge of the Bank’s qualifying 1-4 family and multi-family loan portfolios and all shares of FHLB stock. At December 31, 2011 total pledged loan collateral was $51,428 and investment in FHLB stock was $3,799. Those amounts at December 31, 2010 were $81,942 and $3,799 respectively.

Advances from the Federal Home Loan Bank at year-end were as follows.

	September 30,	September 30,	September 30,
Interest rate range	Maturing year ending December 31,	2011	2010

4.44% - 5.50%	2011	$—	$15,000
3.36% - 4.68%	2012	29,500	29,500
2.59% - 3.67%	2013	1,298	2,240
2.87% - 4.36%	2014	1,415	2,027
4.03% - 5.72%	2015	5,206	6,499
	2016	—	—
3.47% - 5.44%	Thereafter	2,617	3,236

	Total	$40,036	$58,502

Weighted-average interest rate		4.29%	4.38%